Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity (Deficit)
Note 7 Stockholders' Equity (Deficit)

(A)	Stock Issued for Cash

Year Ended December 31, 2008

On November 21, 2008, the Company issued 6,250,000 shares of common stock to its founders, for a subscription receivable of $6,250 ($0.001/share), which was received in 2009.

Year Ended December 31, 2009

The Company issued 7,855,000 shares of common stock for a total of $169,000 ($0.001 - $0.10/share).  Of the total proceeds raised, $33,000 was received in 2010.

Year Ended December 31, 2010

The Company issued 3,765,000 shares of common stock for $376,500 ($0.10/share).

Year Ended December 31, 2011

The Company issued 8,501,918 shares of common stock for $2,875,140 ($0.10 - $1.00/share), net of direct offering costs of $13,478.

(B)	Stock Issued for Cash and Warrants

Year Ended December 31, 2011

The Company issued 5,415,151 shares for $3,249,095 ($0.60/share), net of direct offering costs in the amount of $5,000.  The Company also issued the holders one stock purchase warrant with a maturity of 2 years. The exercise price is $1.80 and requires a mandatory conversion by the holder if the market price of the common stock reaches $3.60 for at least ten consecutive trading days. The warrants issued entitled the holders to purchase an additional 5,415,151 shares of the Company's common stock.

Three Months Ended March 31, 2012

In February 2012, The Company issued 1,500,000 shares for $1,500,000 ($1.00/share), net of direct offering costs of $6,900.  The Company also issued the holders one half of one common share stock purchase warrant (750,000 shares) with a maturity of 2 years and 6 months. The exercise price is $1.80 and the Company may accelerate the expiry date of the warrants if the market price of the common stock reaches $4.00 for at least 20 consecutive trading days.

(C)           Stock Issued for Services

Year Ended December 31, 2009

The Company issued 3,058,500 shares of common stock to consultants, in exchange for services rendered, for at total of $231,600 ($0.001 - $0.10/share), based upon the fair value of the services rendered.

Year Ended December 31, 2010

The Company issued 2,000,000 shares of common stock to consultants, in exchange for services rendered, having a fair value of $200,000 ($0.10/share), based upon the fair value of the services rendered.

Year Ended December 31, 2011

The Company issued 1,123,095 shares of common stock, in exchange for services rendered having a fair value of $152,699 ($0.10 - $1.16/share), based upon the quoted closing trading price.

The Company issued 1,803,964 shares of common stock for future services, having a fair value of $2,183,440 ($1.12 - $1.27/share), based upon the quoted closing trading price.

Stock issued for future services is recorded as a component of prepaid expenses on the balance sheet.
Amortization of common stock issued for future services consists of the following as of March 31, 2012:

	Short-Term	Long-Term	Total

Balance - December 31, 2010	$-	$-	$-
Stock issued for future services	1,885,784	297,656	2,183,440
Amortization of stock issued for future services	(330,889)	-	(330,889)
Balance - December 31, 2011	1,554,895	297,656	1,852,551
Stock issued for future services	-	-	-
Amortization of stock issued for future services	(269,661)	(119,062)	(388,723)
Balance - March 31, 2012	$1,285,234	$178,594	$1,463,828

Three Months Ended March 31, 2012

On January 26, 2012 the Company issued 100,000 shares of common stock to a consultant for services rendered, for a total of $98,000 ($0.98/share), based upon the quoted closing trading price.

(E)           Stock Options

On June 10, 2011, the Company adopted the 2011 Incentive Award Plan ("the Plan"). The total number of shares of stock which may be granted by options or certain stock awards shall not exceed 5,000,000. The Plan indicates that the exercise price of an award is equivalent to the market value of the Company's common stock on the grant date.

In addition to the 600,000 options issued for services discussed in Note 9 (A), Commitments - Related Party, the Company had the following stock option grants:

	Quantity
	of Shares	Fair Market	Share Vesting Schedule
Grant Date	Granted	Value	2011	2012	2013 and Thereafter		Expiration

June 2011	1,800,000	$1,149,664	1,650,000	75,000	75,000	On 6/10/13	5 - 10	Years
July 2011	350,000	761,282	350,000	-	-	-	10	Years
August 2011	228,670	282,067	228,670	-	-	-	10	Years
September 2011	13,500	19,816	13,500	-	-	-	10	Years
October 2011	250,000	298,836	203,125	12,500	34,375	Over 3 years	10	Years
January 2012	770,000	609,967	-	192,500	577,500	Over 3years	10	Years
March 2012	4,000	3,075	-	4,000	-	-	10	Years
	3,416,170	$3,124,707	2,445,295	284,000	686,875

The Black-Scholes assumptions used are as follows:

	March 31 2012	December 31, 2011

Exercise price	$0.97 - $1.00	$0.69 - $2.26
Expected dividends	0%	0%
Expected volatility	145%	127% - 136%
Risk free interest rate	0.39% - 0.46%	1.92% - 3.22%
Expected life of option	10 years	5 - 10 years
Expected forfeitures	0%	0%

The following is a summary of the Company's stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Average Intrinsic Value

Balance - December 31, 2010	-	$-		$-
Granted	3,242,170	1.24	8.58 years
Exercised	-
Forfeited/Cancelled	-
Balance - December 31, 2011	3,242,170	1.24		$-
Granted	774,000	1.00
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding - March 31, 2012	4,016,170	$1.19	8.60 years	$504,000
Exercisable - March 31, 2012	3,046,170	$1.26	8.51 years	$462,000

	March 31, 2012	December 31, 2011

Grant date fair value of options	$4,429,759	$3,816,718
Weighted average grant date fair value	$1.10	$1.18

Outstanding options held by related parties	2,332,670	1,728,670
Exercisable options held by related parties	1,832,670	1,728,670
Fair value of stock options held by related parties	$3,156,861	$2,638,169

During the three months ended March 31, 2012 and 2011, the Company expensed $55,952 and $0 related to stock option grants, respectively.

(F)	Warrants

In addition to the 5,415,151 warrants issued in connection with the June 2011 private placement and the 750,000 warrants issued in connection with the February 2012 private placement discussed in Note 7 (B), the Company also granted the following warrants:

	Quantity
	of Shares	Fair Market	Share Vesting Schedule
Grant Date	Granted	Value	2011	2012	Expiration

August 2011	50,000	$92,798	25,000	25,000	3	Years
January 2012	15,000	11,650	-	15,000	10	Years
January 2012 (1)	100,000	86,859	-	100,000	5	Years
	165,000	$191,307	25,000	140,000

(1)
The Company has also committed to grant an additional 400,000 warrants to this consultant for services to be rendered. The grants will be in increments of 100,000 warrants after 3 months of service, over the course of 1 year. The Company will value these warrants at each grant date.   All warrants under the agreement will be fully vested upon grant. Grant dates will be April 2012, July 2012, October 2012 and January 2013.  See also Note 11, Subsequent Events, regarding the April 2012 issuance.

During the three months ended March 31, 2012 and 2011, the Company expensed $114,699 and $0 related to stock warrants issued for services, respectively.

The Black-Scholes assumptions used are as follows:

	March 31, 2012	December 31, 2011

Exercise price	$0.98 - 1.20	$1.20 - 1.27
Expected dividends	0%	0%
Expected volatility	145%	145%
Risk free interest rate	0.30 - 0.77%	0.55 - 0.77%
Expected life of warrant	5 - 10 years	3 - 10 years
Expected forfeitures	0%	0%

The following is a summary of the Company's warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Average Intrinsic Value

Outstanding - December 31, 2010	-	$-		$-
Granted	5,465,151	1.80
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding - December 31, 2011	5,465,151	1.80	1.49 years	$-
Granted	865,000	1.72
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding - March 31, 2012	6,330,151	$1.78	1.66 years	$-
Exercisable - March 31, 2012	6,320,151	$1.79	1.65 years	$-

Note 6 Stockholders' Equity (Deficit)

(A)  Stock Issued for Cash

Year Ended December 31, 2008

On November 21, 2008, the Company issued 6,250,000 shares of common stock to its founders, for a subscription receivable of $6,250 ($0.001/share), which was received in 2009.

Year Ended December 31, 2009

The Company issued 7,855,000 shares of common stock for a total of $169,000 ($0.001 - $0.10/share).  Of the total proceeds raised, $33,000 was received in 2010.

Year Ended December 31, 2010

The Company issued 3,765,000 shares of common stock for $376,500 ($0.10/share).

Year Ended December 31, 2011

The Company issued 8,501,918 shares of common stock for $2,875,140 ($0.10 - $1.00/share), net of direct offering costs of $13,478.

(B)  Stock Issued for Cash and Warrants - Private Placement dated June 2011

The Company issued 5,415,151 shares for $3,249,095 ($0.60/share), net of direct offering costs in the amount of $5,000.  The Company also issued the holders one stock purchase warrant with a maturity of 2 years. The exercise price is $1.80 and requires a mandatory conversion by the holder if the market price of the common stock reaches $3.60 for at least ten consecutive trading days. The warrants issued entitled the holders to purchase an additional 5,415,151 shares of the Company's common stock.

(C)  Stock Issued for Services

Year Ended December 31, 2009

The Company issued 3,058,500 shares of common stock to consultants, in exchange for services rendered, for at total of $231,600 ($0.001 - $0.10/share), based upon the fair value of the services rendered.

Year Ended December 31, 2010

The Company issued 2,000,000 shares of common stock to consultants, in exchange for services rendered, having a fair value of $200,000 ($0.10/share), based upon the fair value of the services rendered.

Year Ended December 31, 2011

The Company issued 1,123,095 shares of common stock, in exchange for services rendered having a fair value of $152,699 ($0.10 - $1.16/share), based upon the quoted closing trading price.

(D) Prepaid Stock Compensation

During year ended December 31, 2011, the Company issued 1,803,964 shares of common stock for future services, having a fair value of $2,183,440 ($1.12 - $1.27/share), based upon the quoted closing trading price.

The following represents the allocation of prepaid stock compensation as of December 31, 2011:

	Short-Term	Long-Term	Total

Prepaid stock compensation - December 31, 2010	$-	$-	$-
Prepaid issuances of stock for services	1,885,784	297,656	2,183,440
Amortization of prepaid stock compensation	(330,889)	-	(330,889)
Prepaid stock compensation - December 31, 2011	$1,554,895	$297,656	$1,852,551

(E)  Stock Options

On June 10, 2011, the Company adopted the 2011 Incentive Award Plan ("the Plan"). The total number of shares of stock which may be granted by options or certain stock awards shall not exceed 5,000,000. The Plan indicates that the exercise price of an award is equivalent to the market value of the Company's common stock on the grant date.

In addition to the 600,000 options issued for services discussed in Note 4, the Company had the following stock option grants during 2011:

	Quantity		Vesting Schedule
Date	Granted	Fair Value	2011	2012 and Thereafter	Expiration

June 2011	1,800,000	$1,149,664	1,650,000	75,000 on 06/10/12 and 75,000 6/10/13	5 - 10	Years
July 2011	350,000	761,282	350,000	-	10	Years
August 2011	228,670	282,067	228,670	-	10	Years
September 2011	13,500	19,816	13,500	-	10	Years
October 2011	250,000	298,836	203,125	46,875 Over 4 years	10	Years
	2,642,170	$2,511,665	2,445,295

The Black-Scholes assumptions used are as follows:

Exercise price	$0.69 - $2.26
Expected dividends	0%
Expected volatility	127% - 136%
Risk free interest rate	1.92% - 3.22%
Expected life of option	5-10 years
Expected forfeitures	0%

The following is a summary of the Company's stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Average Intrinsic Value

Balance - December 31, 2010	-	$-
Granted	3,242,170	$1.24
Exercised	-	$-
Forfeited	-	$-
Outstanding - December 31, 2011	3,242,170	$1.24	8.58 years	$558,000
Exercisable - December 31, 2011	3,045,295	$1.26	8.76 years	$511,500

Grant date fair value of options - 2011	$3,816,718
Weighted average grant date fair value - 2011	$1.18

Outstanding options held by related parties - 2011	1,728,670
Exercisable options held by related parties - 2011	1,728,670
Fair value of stock options held by related parties - 2011	$2,638,169

During 2011, the Company expensed $3,705,306 related to stock option grants.

(F)  Warrants

In addition to the 5,415,151 warrants issued in connection with the June 2011 private placement discussed in Note 6 (B), the Company issued the following warrants for services rendered in 2011:

	Quantity		Vesting Schedule
Date	Granted	Fair Value	2011	2012	Expiration

August 2011	50,000	$92,798	25,000	25,000	3 Years

During 2011, the Company expensed $46,399 related to stock warrants issued for services. The remaining unamortized $46,399 associated with the grant of 50,000 warrants noted above will be recognized as selling and administrative expense during 2012.

The Black-Scholes assumptions used are as follows:

Exercise price	$1.27
Expected dividends	0%
Expected volatility	128%
Risk free interest rate	0.55%
Expected life of warrant	3 years
Expected forfeitures	0%

The following is a summary of the Company's warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding - December 31, 2010	-	$-	-
Exercisable - December 31, 2010	-	$-	-
Granted	5,465,151	$1.80	-
Exercised	-	$-	-
Forfeited/Cancelled	-	$-	-
Outstanding - December 31, 2011	5,465,151	$1.80	1.49
Exercisable - December 31, 2011	5,440,151	$1.80	1.47

At December 31, 2011 and 2010, the total intrinsic value of warrants outstanding and exercisable was $0 and $0, respectively.